Schedule of Contract Liabilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Beginning balance	$ (2,166,451)	$ (308,058)
SportsHub acquired balance		(3,574,285)
Revenue recognized or reclassified	5,098,540	2,846,755
Deferred revenue	(8,565,093)	(1,130,863)
Ending balance		(2,166,451)
Balance as of December 31, 2022	(2,166,451)	(308,058)
Balance as of June 30, 2023	$ (5,633,004)	$ (2,166,451)